Earnings Per Share	12 Months Ended
Dec. 31, 2010
Earnings Per Share Disclosure [Abstract]
Earnings per Share

Note 8.       Earnings per Share

(In millions except per share amounts)	2010	2009	2008

Income from Continuing Operations	$997.0	$823.2	$954.0
Income from Discontinued Operations	36.1	28.1	21.4
(Loss) Gain on Disposal of Discontinued Operations, Net	2.5	(1.0)	5.5

Net Income	1,035.6	850.3	980.9

Income Allocable to Participating Securities	(0.2)	(0.6)	(1.5)

Net Income for Earnings per Share	$1,035.4	$849.7	$979.4

Basic Weighted Average Shares	403.3	412.4	418.2
Effect of:
Convertible debentures	2.9	8.5	13.3
Stock options and restricted stock/units	3.2	1.9	3.2

Diluted Weighted Average Shares	409.4	422.8	434.7

Basic Earnings per Share:
Continuing operations	$2.47	$2.00	$2.28
Discontinued operations	.10	.07	.06

	$2.57	$2.06	$2.34

Diluted Earnings per Share:
Continuing operations	$2.44	$1.95	$2.19
Discontinued operations	.09	.06	.06

	$2.53	$2.01	$2.25

       Options to purchase 8.1 million, 10.9 million and 3.6 million shares of common stock were not included in the computation of diluted earnings per share for 2010, 2009 and 2008, respectively, because their effect would have been antidilutive.

       Since the company must settle the par value of its convertible notes in cash, the company is not required to include any shares underlying the convertible notes in its diluted weighted average shares outstanding until the average stock price per share for the period exceeds the $40.20 conversion price for the 3.25% Senior Convertible Subordinated Notes due 2024 and only to the extent of the additional shares the company may be required to issue in the event the company's conversion obligation exceeds the principal amount of the notes or debentures converted (Note 9). At such time, only the number of shares that would be issuable (under the treasury stock method of accounting for share dilution) are included, which is based upon the amount by which the average stock price exceeds the conversion price.

       The table below discloses the effect of changes in the company's stock price on the amount of shares to be included in the earnings per share calculation. The securities are convertible only if the common stock price equals or exceeds the trigger price. The table assumes normal conversion for the 3.25% Senior Convertible Subordinated Notes due 2024 in which the principal amount is paid in cash, and the excess up to the conversion value is paid in shares of the company's stock as follows:

3.25% Senior Convertible Notes

Principal Outstanding (in millions)	$329.3
Conversion Price per Share	40.20
Trigger Price	48.24

Future Common Stock Price	Total Potential Shares (in millions)

$40.20	—
$41.20	0.2
$45.00	0.9
$50.00	1.6
$55.00	2.2
$60.00	2.7
$65.00	3.1
$70.00	3.5